December 31, 2001	•	Pacific Select Separate Account of Pacific Life Insurance Company
Annual
    Report
PACIFIC SELECT

TABLE OF CONTENTS

PACIFIC SELECT SEPARATE ACCOUNT

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001
(In thousands)

	Emerging Markets Variable Account	Small-Cap Equity Variable Account	Multi- Strategy Variable Account	Equity Income Variable Account	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account

ASSETS

Investments:

Emerging Markets Portfolio	$124

Small-Cap Equity Portfolio		$6,629

Multi-Strategy Portfolio			$1,140

Equity Income Portfolio				$2,598

Growth LT Portfolio					$1,782

International Value Portfolio						$3,226

Equity Index Portfolio							$4,224

Total Assets	124	6,629	1,140	2,598	1,782	3,226	4,224

LIABILITIES

Payables:

Mortality and expense risk fees		4	1	2	1	2	3

Total Liabilities		4	1	2	1	2	3

NET ASSETS	$124	$6,625	$1,139	$2,596	$1,781	$3,224	$4,221

Shares Owned in each Portfolio	20	381	77	124	96	267	143

Cost of Investments	$163	$7,229	$1,060	$2,521	$3,035	$3,767	$3,515

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2001
(In thousands)

	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

ASSETS

Investments:

Inflation Managed Portfolio (1)	$294

Managed Bond Portfolio		$802

Money Market Portfolio			$641

High Yield Bond Portfolio				$5,934

Equity Portfolio					$121

Aggressive Equity Portfolio						$96

Total Assets	294	802	641	5,934	121	96

LIABILITIES

Payables:

Mortality and expense risk fees				4

Total Liabilities				4

NET ASSETS	$294	$802	$641	$5,930	$121	$96

Shares Owned in each Portfolio	27	73	64	840	6	10

Cost of Investments	$293	$783	$642	$7,570	$184	$115

(1) Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Emerging Markets Variable Account	Small-Cap Equity Variable Account	Multi- Strategy Variable Account	Equity Income Variable Account	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account

INVESTMENT INCOME

Dividends (1)		$1,074	$31	$51	$409	$96	$64

EXPENSES

Mortality and expense risk fees	$1	45	8	19	16	25	31

Net Investment Income (Loss)	(1)	1,029	23	32	393	71	33

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(4)	19	15	61	113	(2)	63

Net unrealized depreciation on investments	(3)	(1,277)	(60)	(384)	(1,445)	(1,006)	(731)

Net Realized and Unrealized Loss on Investments	(7)	(1,258)	(45)	(323)	(1,332)	(1,008)	(668)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($8)	($229)	($22)	($291)	($939)	($937)	($635)

(1)	Pacific Select Fund declared dividends on the Emerging Markets Portfolio during 2001. The amounts received by the Emerging Markets Variable Account were less than $500 for the year.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

INVESTMENT INCOME

Dividends	$11	$42	$24	$596	$8

EXPENSES

Mortality and expense risk fees	2	6	4	42	1	$1

Net Investment Income (Loss)	9	36	20	554	7	(1)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	1	4		(25)	(4)	(7)

Net unrealized appreciation (depreciation) on investments		12		(490)	(37)	(14)

Net Realized and Unrealized Gain (Loss) on Investments	1	16		(515)	(41)	(21)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10	$52	$20	$39	($34)	($22)

(1)	Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Emerging Markets Variable Account	Small-Cap Equity Variable Account	Multi- Strategy Variable Account	Equity Income Variable Account	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($1)	$1,029	$23	$32	$393	$71	$33

Net realized gain (loss) from security transactions	(4)	19	15	61	113	(2)	63

Net unrealized depreciation on investments	(3)	(1,277)	(60)	(384)	(1,445)	(1,006)	(731)

Net Decrease in Net Assets Resulting from Operations	(8)	(229)	(22)	(291)	(939)	(937)	(635)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums		2		2			1

Transfers between variable accounts, net	27	(11)	(2)	(41)	(306)	13	(27)

Transfers—policy charges and deductions	(1)	(55)	(10)	(46)	(15)	(29)	(29)

Transfers—surrenders		(28)		(30)		(16)	(11)

Transfers—other		14	(1)	(12)	(31)	4	(16)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	26	(78)	(13)	(127)	(352)	(28)	(82)

NET INCREASE (DECREASE) IN NET ASSETS	18	(307)	(35)	(418)	(1,291)	(965)	(717)

NET ASSETS

Beginning of Year	106	6,932	1,174	3,014	3,072	4,189	4,938

End of Year	$124	$6,625	$1,139	$2,596	$1,781	$3,224	$4,221

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2001

(In thousands)

	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$9	$36	$20	$554	$7	($1)
Net realized gain (loss) from security transactions	1	4		(25)	(4)	(7)
Net unrealized appreciation (depreciation) on investments		12		(490)	(37)	(14)

Net Increase (Decrease) in Net Assets Resulting from Operations	10	52	20	39	(34)	(22)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL UNIT TRANSACTIONS
Transfers between variable accounts, net	15	(55)	422	(29)	(4)	(2)
Transfers—policy charges and deductions	(3)	(5)	(8)	(24)	(1)	(1)
Transfers—surrenders			(408)
Transfers—other	(1)	2	(3)	(2)	(12)

Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	11	(58)	3	(55)	(17)	(3)

NET INCREASE (DECREASE) IN NET ASSETS	21	(6)	23	(16)	(51)	(25)

NET ASSETS
Beginning of Year	273	808	618	5,946	172	121

End of Year	$294	$802	$641	$5,930	$121	$96

(1) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000

(In thousands)

	Emerging Markets Variable Account	Small-Cap Equity Variable Account	Multi- Strategy Variable Account	Equity Income Variable Account	Growth LT Variable Account	International Value Variable Account	Equity Index Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (Loss)	($1)	$630	$112	$266	$618	$110	$76
Net realized gain from security transactions	9	284	22	131	483	29	212
Net unrealized depreciation on investments	(56)	(3,023)	(135)	(638)	(2,022)	(713)	(853)

Net Decrease in Net Assets Resulting from Operations	(48)	(2,109)	(1)	(241)	(921)	(574)	(565)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfers between variable accounts, net	80	(235)	(67)	11	809	45	249
Transfers—policy charges and deductions	(1)	(62)	(8)	(40)	(22)	(30)	(34)
Transfers—surrenders	(1)	(118)		(4)	(255)	(3)	(242)
Transfers—other	(2)	13	(1)		(128)	(13)	(21)

Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	76	(402)	(76)	(33)	404	(1)	(48)

NET INCREASE (DECREASE) IN NET ASSETS	28	(2,511)	(77)	(274)	(517)	(575)	(613)

NET ASSETS
Beginning of Year	78	9,443	1,251	3,288	3,589	4,764	5,551

End of Year	$106	$6,932	$1,174	$3,014	$3,072	$4,189	$4,938

See Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

	Inflation Managed Variable Account (1)	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income	$13	$44	$51	$551	$14	$4

Net realized gain (loss) from security transactions			1	(15)

Net unrealized appreciation (depreciation) on investments	15	38	3	(811)	(73)	(37)

Net Increase (Decrease) in Net Assets Resulting from Operations	28	82	55	(275)	(59)	(33)

INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL UNIT TRANSACTIONS

Transfers between variable accounts, net		(27)	(325)	(31)	22	11

Transfers—policy charges and deductions	(2)	(5)	(11)	(23)	(1)	(1)

Transfers—surrenders		(3)	(409)	(10)

Transfers—other			(5)	1

Net Increase (Decrease) in Net Assets

Derived from Policy Transactions	(2)	(35)	(750)	(63)	21	10

NET INCREASE (DECREASE) IN NET ASSETS	26	47	(695)	(338)	(38)	(23)

NET ASSETS

Beginning of Year	247	761	1,313	6,284	210	144

End of Year	$273	$808	$618	$5,946	$172	$121

(1)	Formerly named Government Securities Variable Account.

See	Notes to Financial Statements

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2001 is comprised of thirteen subaccounts called Variable Accounts: Emerging Markets, Small-Cap Equity, Multi-Strategy, Equity Income, Growth LT, International Value, Equity Index, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, Equity, and Aggressive Equity Variable Accounts. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

On September 22, 2000, the net assets of the Fund’s Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Fund’s Managed Bond Portfolio in exchange for shares of the Managed Bond Portfolio (the “reorganization”). In connection with the reorganization, a total of 1,272 outstanding accumulation units (valued at $13,604) of the Bond and Income Variable Account were exchanged for 546 accumulation units with equal value of the Managed Bond Variable Account.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 20, 1986 and commenced operations on January 7, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable life insurance policies. The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2001, the Fund declared dividends for each of the portfolios invested in by the Separate Account except the Aggressive Equity Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to variable life insurance policies funded by the Separate Account at an annual rate of 0.70% of the average daily net assets of each Variable Account. Under the policies, Pacific Life makes certain deductions from the net assets of each Variable Account for sales load, administrative expenses, state premium taxes, cost of insurance and charges for optional benefits. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

5.   SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES
The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2001 were as follows (amounts in thousands):
	Variable Accounts

	Emerging Markets	Small-Cap Equity	Multi- Strategy	Equity Income	Growth LT

Total cost of investments at beginning of year	$ 142	$6,259	$1,036	$2,556	$2,882

Add: Total net proceeds from policy and M&E transactions	35	69	74	88	55

Reinvested distributions from the Fund:

(a) Net investment income		40	29	19	26

(b) Net realized gain		1,034	2	32	383

Sub Total	177	7,402	1,141	2,695	3,346

Less: Cost of investments disposed during the year	14	173	81	174	311

Total cost of investments at end of year	163	7,229	1,060	2,521	3,035

Add: Unrealized appreciation (depreciation)	(39)	(600)	80	77	(1,253)

Total market value of investments at end of year	$124	$6,629	$1,140	$2,598	$1,782

	International Value	Equity Index	Inflation Managed (1)	Managed Bond	Money Market

Total cost of investments at beginning of year	$3,726	$3,502	$272	$801	$619

Add: Total net proceeds from policy and M&E transaction	51	59	61	19	334

Reinvested distributions from the Fund:

(a) Net investment income	36	47	11	42	24

(b) Net realized gain	60	17

Sub-Total	3,873	3,625	344	862	977

Less: Cost of investments disposed during the year	106	110	51	79	335

Total cost of investments at end of year	3,767	3,515	293	783	642

Add: Unrealized appreciation (depreciation)	(541)	709	1	19	(1)

Total market value of investments at end of year	$3,226	$4,224	$294	$802	$641

	High Yield Bond	Equity	Aggressive Equity

Total cost of investments at beginning of year	$7,094	$199	$126

Add: Total net proceeds from policy and M&E transactions	23	6	18

Reinvested distributions from the Fund:

(a) Net investment income	596

(b) Net realized gain		8

Sub-Total	7,713	213	144

Less: Cost of investments disposed during the year	143	29	29

Total cost of investments at end of year	7,570	184	115

Add: Unrealized depreciation	(1,636)	(63)	(19)

Total market value of investments at end of year	$5,934	$121	$96

(1) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

PACIFIC SELECT SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)

6.  TRANSACTIONS IN SEPARATE ACCOUNT UNITS

Transactions in Separate Account units for the year ended December 31, 2001 were as follows (units in thousands):
	Variable Accounts

	Emerging Markets	Small-Cap Equity	Multi- Strategy	Equity Income	Growth LT	International Value	Equity Index

Total units outstanding at beginning of year	16	137	34	67	65	168	122

Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	5			(1)	(9)	1	(1)

(b) Transfers—policy charges and deductions		(1)	(1)	(1)	(1)	(1)	(1)

(c) Transfers—surrenders				(1)		(1)

(d) Transfers—others					(1)

Sub-Total	5	(1)	(1)	(3)	(11)	(1)	(2)

Total units outstanding at end of year	21	136	33	64	54	167	120

	Inflation Managed (1)	Managed Bond	Money Market	High Yield Bond	Equity	Aggressive Equity

Total units outstanding at beginning of year	11	31	34	235	16	11

Increase (decrease) in units resulting from policy transactions:

(a) Transfers between variable accounts, net	1	(2)	23	(1)	(1)	(1)

(b) Transfers—policy charges and deductions				(1)

(c) Transfers—surrenders			(23)

(d) Transfers—other					(1)

Sub-Total	1	(2)	0	(2)	(2)	(1)

Total units outstanding at end of year	12	29	34	233	14	10

7.  FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets and total returns for the year ended December 31, 2001 were as follows:

Variable Accounts	AUV at End of Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets	Total Returns (2)

Emerging Markets	$5.90	20,946	$124	0.17%	(9.98%)

Small-Cap Equity	48.85	135,608	6,625	16.48%	(2.46%)

Multi-Strategy	34.29	33,220	1,139	2.68%	(1.49%)

Equity Income	40.84	63,567	2,596	1.88%	(8.54%)

Growth LT	33.17	53,683	1,781	17.42%	(29.40%)

International Value	19.32	166,870	3,224	2.74%	(22.86%)

Equity Index	35.20	119,910	4,221	1.45%	(11.83%)

Inflation Managed (1)	25.51	11,520	294	3.67%	3.55%

Managed Bond	27.69	28,951	802	5.13%	5.92%

Money Market	18.68	34,294	641	3.78%	3.13%

High Yield Bond	25.44	233,109	5,930	9.84%	0.46%

Equity	8.60	14,046	121	6.02%	(21.45%)

Aggressive Equity	9.31	10,342	96	0.00%	(17.53%)

(1)	Inflation Managed Variable Account was formerly named Government Securities Variable Account.
(2)
Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 0.70% of the average daily net assets of each Variable Account as discussed in  Note 3. Total returns do not include deductions at the separate account or contract level for any cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract, which, if incurred, would have resulted in lower returns.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors
Pacific Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Pacific Select Separate Account (the “Separate Account”) (comprised of the Emerging Markets, Small-Cap Equity, Multi-Strategy, Equity Income, Growth LT, International Value, Equity Index, Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity, and Aggressive Equity Variable Accounts) as of December 31, 2001 and the related statement of operations and financial highlights for the year then ended and statement of changes in net assets for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Separate Account as of December 31, 2001 and the results of their operations and financial highlights for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 8, 2002

Annual Report
as of December 31, 2001

•  Pacific Select
    Separate Account of
    Pacific Life Insurance Company

Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

Pacific Life Insurance Company
Life Insurance Operations Center
P.O. Box 7500
Newport Beach, California 92658-7500

ADDRESS SERVICE REQUESTED

Form No. 15-21492-03